Share capital (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of share capital, reserves and other equity interest [Abstract]
Disclosure of number and weighted average exercise prices of share options
A summary of changes to stock options outstanding is as follows:

	Number of outstanding options	Weighted- average exercise price
	(‘000’s)	(in Cdn.$)

Outstanding at December 31, 2017	57,602	2.70
Granted	25,380	3.35
Exercised	(12,347)	2.40
Forfeited or expired	(3,003)	3.50
Outstanding at December 31, 2018	67,632	2.96
Granted	4,764	4.28
Exercised	(35,340)	2.78
Forfeited or expired	(990)	3.42
Outstanding at December 31, 2019	36,066	3.29

Disclosure of range of exercise prices of outstanding share options
Stock options outstanding and exercisable as at December 31, 2019 are as follows:

Range of exercise prices (in Cdn. $)	Number of outstanding options (‘000’s)	Weighted- average years to expiry	Weighted-average exercise price (in Cdn. $)	Number of exercisable options (‘000’s)	Weighted-average exercise price (in Cdn. $)

1.12 – 1.99	2,410	1.10	1.12	2,410	1.12
2.00 – 2.99	2,824	0.56	2.09	2,710	2.06
3.00 – 3.99	27,223	3.15	3.44	13,531	3.47
4.00 – 4.65	3,609	8.69	4.55	145	4.35
	36,066	3.36	3.29	18,796	2.98

Disclosure of number and weighted average remaining contractual life of outstanding share options
Stock options outstanding and exercisable as at December 31, 2019 are as follows:

Range of exercise prices (in Cdn. $)	Number of outstanding options (‘000’s)	Weighted- average years to expiry	Weighted-average exercise price (in Cdn. $)	Number of exercisable options (‘000’s)	Weighted-average exercise price (in Cdn. $)

1.12 – 1.99	2,410	1.10	1.12	2,410	1.12
2.00 – 2.99	2,824	0.56	2.09	2,710	2.06
3.00 – 3.99	27,223	3.15	3.44	13,531	3.47
4.00 – 4.65	3,609	8.69	4.55	145	4.35
	36,066	3.36	3.29	18,796	2.98

Disclosure of number and weighted average exercise prices of other equity instruments
Summary of changes to RSUs outstanding:

Number of outstanding RSUs
(‘000’s)

Outstanding at December 31, 2017	1,270
Granted	1,455
Vested and converted to common shares	(671)
Outstanding at December 31, 2018	2,054
Granted	2,963
Vested and converted to common shares	(1,083)
Outstanding at December 31, 2019	3,934

Earnings per share
The following is the calculation of net income from continuing operations and diluted net income from continuing operations attributable to shareholders of the Company:

	2019	2018
	$	$

Net income from continuing operations	$308,859	$134,767
Non-controlling interests	(22,459)	(16,183)
Net income from continuing operations (attributable to shareholders of the Company)	286,400	118,584
Dilutive impact of gain on fair value of convertible notes	—	(10,651)
Diluted net income from continuing operations (attributable to shareholders of the Company)	$286,400	$107,933

The following is the calculation of diluted net income attributable to shareholders of the Company:

	2019	2018
	$	$

Net income (attributable to shareholders of the Company)	$293,382	$28,938
Dilutive impact of gain on fair value of convertible notes	—	(10,651)
Diluted net income (attributable to shareholders of the Company)	$293,382	$18,287

The following is the calculation of diluted weighted average number of common shares outstanding for the year:

	2019	2018
	$	$

Basic weighted average number of common shares outstanding (in thousands)	1,014,100	986,755

Effect of dilutive securities:
Convertible notes	—	49,393
Stock options	8,021	10,762
Restricted share units	794	458
Diluted weighted average number of common shares outstanding (in thousands)	1,022,915	1,047,368

The following is the basic and diluted earnings per share from continuing operations:

	2019	2018
	$	$

Earnings per share from continuing operations (attributable to shareholders of the Company)
Basic	$0.28	$0.12
Diluted	$0.28	$0.10

The following is the basic and diluted earnings per share:

	2019	2018
	$	$

Earnings per share (attributable to shareholders of the Company)
Basic	$0.29	$0.03
Diluted	$0.29	$0.02